[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (95.6%)
(Unless otherwise noted)
Australia (9.4%)
Beverages
Lion Nathan Ltd.		178,700	$1,001
Biotechnology
CSL Ltd.		100,850	2,662
Commercial Banks
Australia & New Zealand Banking Group Ltd.		270,809	4,312
National Australia Bank Ltd.		154,950	3,393
			7,705
Commercial Services & Supplies
Brambles Industries Ltd.		426,300	2,617
Construction & Engineering
Downer EDI Ltd.		634,000	2,551
Leighton Holdings Limited		130,750	1,030
			3,581
Insurance
AMP Ltd.		780,300	4,266
Insurance Australia Group Ltd.		209,500	1,026
QBE Insurance Group Ltd.		321,100	3,692
			8,984
Metals & Mining
BHP Billiton Ltd.		557,577	7,695
Newcrest Mining Ltd.		86,150	1,158
Rio Tinto Ltd.		181,800	6,337
			15,190
Paper & Forest Products
Gunns Ltd.		357,800	1,161
Real Estate
Westfield Group		195,800	2,448
Textiles, Apparel & Luxury Goods
Billabong International Ltd.		335,550	3,446
			48,795
China (2.4%)
Biotechnology
Global Bio-Chem Technology Group Co., Ltd.		1,264,000	794
Communications Equipment
Air China Ltd., ‘H’	(a)	681,000	247
Electric Utilities
Huadian Power International Co.		2,274,000	619
Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.		638,000	1,906
Health Care Equipment & Supplies
Moulin International Holdings Ltd.		1,616,000	1,160

Household Durables
Grande Holdings Ltd.		1,179,000	1,134
Insurance
China Life Insurance Co., Ltd., ‘H’	(a)	1,250,000	833
Ping An Insurance Group Co. of China Ltd., ‘H’	(a)	569,000	901
			1,734
Metals & Mining
Asia Aluminum Holdings Ltd.		7,298,000	824
Yanzhou Coal Mining Co., Ltd., ‘H’		914,000	1,242
			2,066
Multiline Retail
Lianhua Supermarket Holdings Co., Ltd., ‘H’		686,000	748
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.		1,258,000	794
Victory City International Holdings Ltd.		3,178,000	1,121
			1,915
			12,323
Hong Kong (7.7%)
Communications Equipment
Foxconn International Holdings Ltd.	(a)	1,049,000	565
Distributors
Li & Fung Ltd.		742,000	1,351
Hotels Restaurants & Leisure
China Travel International Investment Hong Kong Ltd.		2,650,000	815
Household Durables
Techtronic Industries Co.		1,343,000	2,970
Industrial Conglomerates
Hutchison Whampoa Ltd.		175,000	1,487
Real Estate
Cheung Kong Holdings Ltd.		164,000	1,456
Great Eagle Holdings Ltd.		1,091,000	2,161
Henderson Land Development Co., Ltd.		656,000	2,919
HongKong Land Holdings Ltd.		588,000	1,582
Hysan Development Co., Ltd.		1,287,000	2,549
New World Development Ltd.		5,284,800	5,184
Swire Pacific Ltd., ‘A’		241,000	1,908
			17,759
Specialty Retail
Esprit Holdings Ltd.		1,886,500	12,880
Wireless Telecommunication Services
China Mobile (Hong Kong) Ltd.		590,000	1,929
			39,756
India (2.8%)
Auto Components
Amtek Auto Ltd.		470,000	1,747
Automobiles
Hero Honda Motors Ltd.		101,075	1,269
Commercial Banks
State Bank of India Ltd.	(b)	145,235	2,378
Union Bank of India Ltd.		1,012,000	2,619
			4,997
Electrical Equipment
Bharat Heavy Electricals Ltd.		171,937	3,021
Metals & Mining
Tata Iron & Steel Co., Ltd.		165	1

Textiles, Apparel & Luxury Goods
Alok Industries Ltd.		697,000	977
Raymond Ltd.		317,700	2,351
			3,328
			14,363
Indonesia (1.8%)
Commercial Banks
Bank Central Asia Tbk PT		3,960,000	1,422
Bank Internasional Indonesia Tbk PT	(a)	81,850,000	1,728
Bank Mandiri Persero Tbk PT		662,500	120
Bank Rakyat Indonesia PT		5,835,500	1,756
			5,026
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	(a)	3,502,500	1,035
Metals & Mining
Bumi Resources Tbk PT	(a)	14,347,000	1,182
Multiline Retail
Ramayana Lestari Sentosa Tbk PT		8,035,000	662
Real Estate
Kawasan Industries Jababeka Tbk PT	(a)	63,752,000	976
Tobacco
Gudang Garam Tbk PT		319,500	543
			9,424
Japan (48.0%)
Automobiles
Nissan Motor Co., Ltd.		743,900	7,625
Suzuki Motor Corp.		279,400	4,997
Toyota Motor Corp.		204,900	7,625
Yamaha Motor Co., Ltd.		209,900	3,592
			23,839
Building Products
Daikin Industries Ltd.		204,000	5,137
Sanwa Shutter Corp.		369,000	2,027
			7,164
Chemicals
Daicel Chemical Industries Ltd.		731,000	4,022
Denki Kagaku Kogyo KK		1,083,000	3,919
Kaneka Corp.		545,000	6,018
Lintec Corp.		170,300	2,476
Mitsubishi Chemical Corp.		1,142,000	3,643
Nifco, Inc.		182,300	2,894
Shin-Etsu Polymer Co., Ltd.		348,000	2,583
Teijin Ltd.		616,000	2,631
Toyo Ink Manufacturing Co., Ltd.		315,000	1,240
			29,426
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.		220,000	3,588
Nissha Printing Co., Ltd.		67,000	1,072
			4,660
Computers & Peripherals
Fujitsu Ltd.		998,000	5,994
Mitsumi Electric Co., Ltd.		232,700	2,598
NEC Corp.		920,000	5,560
Toshiba Corp.		1,473,000	6,154
			20,306

Construction & Engineering
Kyudenko Corp.		220,000	1,399
Maeda Road Construction Co., Ltd.		60,000	496
Obayashi Corp.		608,000	3,748
Sanki Engineering Co., Ltd.		78,000	609
			6,252
Consumer Finance
Hitachi Capital Corp.		214,600	4,123
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.		877	3,836
Electric Utilities
Tokyo Electric Power Co., Inc.		162,800	3,948
Electrical Equipment
Furukawa Electric Co., Ltd.	(a)	500,000	2,290
Electronic Equipment & Instruments
Hitachi Ltd.		880,000	5,466
Kyocera Corp.		63,100	4,502
Ryosan Co., Ltd.		107,900	2,828
TDK Corp.		68,400	4,682
			17,478
Food & Staples Retailing
FamilyMart Co., Ltd.		147,200	4,338
Food Products
House Foods Corp.		124,300	1,794
Nippon Meat Packers, Inc.		210,000	2,662
			4,456
Household Durables
Casio Computer Co., Ltd.		341,000	4,500
Matsushita Electric Industrial Co., Ltd.		520,000	7,662
Rinnai Corp.		82,600	2,095
Sangetsu Co., Ltd.		12,000	296
Sekisui Chemical Co., Ltd.		500,000	3,633
Sekisui House Ltd.		369,000	3,940
Sony Corp.		126,700	5,046
			27,172
Leisure Equipment & Products
Fuji Photo Film Co., Ltd.		157,000	5,739
Yamaha Corp.		294,900	4,255
			9,994
Machinery
Amada Co., Ltd.		500,000	3,078
Daifuku Co., Ltd.		380,000	2,810
Fuji Machine Manufacturing Co., Ltd.		162,100	1,616
Fujitec Co., Ltd.		186,000	970
Kurita Water Industries Ltd.		262,700	4,131
Minebea Co., Ltd.		529,000	2,269
Mitsubishi Heavy Industries Ltd.		1,580,000	4,199
Tsubakimoto Chain Co.		609,000	2,789
			21,862
Media
Toho Co., Ltd.		78,700	1,286
Office Electronics
Canon, Inc.		143,000	7,669
Ricoh Co., Ltd.		345,000	5,920
			13,589

Pharmaceuticals	`
Ono Pharmaceutical Co., Ltd.		100,000	5,213
Sankyo Co., Ltd.		217,200	4,578
Yamanouchi Pharmaceutical Co., Ltd.		162,100	5,488
			15,279
Real Estate
Mitsubishi Estate Co., Ltd.		257,000	2,986
Road & Rail
East Japan Railway Co.		807	4,335
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.		24,200	2,336
Software
Nintendo Co., Ltd.		56,000	6,111
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.		278,000	2,263
Trading Companies & Distributors
Hitachi High-Technologies Corp.		73,600	1,163
Mitsubishi Corp.		467,000	6,050
Nagase & Co., Ltd.		207,000	2,075
			9,288
Transportation Infrastructure
Mitsubishi Logistics Corp.		80,000	905
			249,522
Malaysia (0.4%)
Construction & Engineering
Road Builder (Malaysia) Holdings Bhd		233,500	166
Electric Utilities
Tenaga Nasional Bhd		398,000	1,068
Industrial Conglomerates
Bandar Raya Developments Bhd		546,200	285
Real Estate
MK Land Holdings Bhd		1,288,000	525
			2,044
New Zealand (0.3%)
Paper & Forest Products
Carter Holt Harvey Ltd.		1,144,725	1,605
Singapore (2.8%)
Airlines
Singapore Airlines Ltd.		367,000	2,645
Commercial Banks
Oversea-Chinese Banking Corp.		491,000	4,104
Electrical Equipment
Unisteel Technology Ltd.		1,401,000	1,477
Electronic Equipment & Instruments
Venture Corp., Ltd.		171,000	1,378
Machinery
Hyflux Ltd.		910,000	1,598
Real Estate
CapitaLand Ltd.		1,464,000	2,084
City Developments Ltd.		380,000	1,484
			3,568
			14,770
South Korea (8.1%)
Airlines
Korean Air Lines Co., Ltd.		64,520	1,256

Auto Components
Hankook Tire Co., Ltd.		263,090	2,935
Hyundai Mobis		61,000	3,969
Kumho Tire Co., Ltd. GDR	(a)(c)	59,890	436
			7,340
Automobiles
Hyundai Motor Co.		35,200	1,903
Hyundai Motor Co. (Preference)		20,270	709
			2,612
Capital Markets
Daishin Securities Co., Ltd.	(a)	26,540	382
LG Investment & Securities Co., Ltd.	(a)	35,880	337
			719
Commercial Banks
Pusan Bank		213,680	1,688
Construction & Engineering
Doosan Heavy Industries and Construction Co., Ltd.		197,460	2,746
LG Engineering & Construction Corp.		37,630	1,035
			3,781
Electronic Equipment & Instruments
Samsung SDI Co., Ltd.		30,730	3,156
Food Products
Orion Corp.		18,020	2,143
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)	10,180	769
Machinery
Hyundai Heavy Industries Co., Ltd.		16,080	804
STX Shipbuilding Co., Ltd.		44,710	1,026
			1,830
Oil & Gas
SK Corporation		14,400	849
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		18,267	9,012
Samsung Electronics Co., Ltd. (Preference)		12,840	4,209
			13,221
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		105,550	1,712
Tobacco
KT&G Corp.		37,520	1,217
			42,293
Taiwan (8.4%)
Auto Components
Cheng Shin Rubber Industry Co., Ltd.		588,552	709
Commercial Banks
Chinatrust Financial Holding Co., Ltd.		3,267,850	3,687
Mega Financial Holding Co., Ltd.		1,987,000	1,280
Taishin Financial Holdings Co., Ltd.		2,266,434	2,029
			6,996
Computers & Peripherals
Acer, Inc.		811,310	1,275
Infortrend Technology, Inc.		870,210	1,914
			3,189
Construction & Engineering
CTCI Corp.		1,830,384	1,110
Construction Materials
Taiwan Cement Corp.		1,476,410	857

Diversified Financial Services
Fubon Financial Holding Co., Ltd. GDR		49,118	468
Polaris Securities Co., Ltd.		1,460,890	716
			1,184
Electrical Equipment
Catcher Technology Co., Ltd.		577,200	2,345
Chaun-Choung Technology Corp.		353,745	712
Phoenixtec Power Co., Ltd.		981,885	1,085
Richtek Technology Corp.		162,500	441
			4,583
Electronic Equipment & Instruments
Delta Electronics, Inc.	(a)	706,000	1,145
Delta Electronics, Inc. GDR		116,900	935
Hon Hai Precision Industry Co., Ltd.		826,205	3,672
Hon Hai Precision Industry Co., Ltd. GDR		30,700	271
Ya Hsin Industrial Co., Ltd.		1,744,891	1,747
			7,770
Insurance
Cathay Financial Holding Co., Ltd.		780,000	1,480
Shin Kong Financial Holding Co., Ltd.		2,719,602	2,771
			4,251
Leisure Equipment & Products
Asia Optical Co., Inc.		549,046	3,520
Largan Precision Co., Ltd.		275,473	1,530
			5,050
Semiconductor Equipment & Products
Taiwan Semiconductor Manufacturing Co., Ltd.		340,000	556
Semiconductors & Semiconductor Equipment
Faraday Technology Corp.		424,338	822
MediaTek, Inc.		390,061	2,773
Sunplus Technology Co., Ltd.		500,300	751
			4,346
Software
Cyberlink Corp.		370,053	987
Springsoft, Inc.		585,918	1,277
			2,264
Specialty Retail
Tsann Kuen Enterprise Co., Ltd.		631,330	854
			43,719
Thailand (3.5%)
Airlines
Thai Airways International PCL (Foreign)	(b)	875,700	1,052
Commercial Banks
Bangkok Bank PCL (Foreign)		941,100	2,694
Kasikornbank PCL (Foreign)		1,801,000	2,693
Siam City Bank PCL (Foreign)		460,400	294
Siam Commercial Bank PCL (Foreign)		775,100	1,001
			6,682

Construction & Engineering
Ch. Karnchang PCL (Foreign)	(b)	2,102,800	704
Italian-Thai Development PCL (Foreign)		3,504,000	923
Sino Thai Engineering & Construction PCL (Foreign)	(b)	2,795,700	807
			2,434
Diversified Telecommunication Services
True Corp PCL (Foreign)	(a)	5,175,700	1,197
Household Durables
Asian Property Development PCL (Foreign)	(b)	9,160,300	955
Land & Houses PCL (Foreign)		2,988,000	665
			1,620
Metals & Mining
Banpu PCL (Foreign)	(b)	182,900	758
Oil & Gas
PTT PCL (Foreign)	(b)	275,000	1,357
Thai Oil Company Limited (Foreign)	(b)	198,700	320
			1,677
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(b)	538,400	1,376
Total Access Communication PCL	(a)	501,000	1,443
			2,819
			18,239
TOTAL COMMON STOCKS
(Cost $409,059)			496,853

		No. of
		Warrants
WARRANTS (0.0%)
Thailand (0.0%)
Construction & Engineering
Sino Thai Engineering & Construction PCL, expiring 5/31/07
(Cost $36)	(a)(b)	465,950	16

		Shares
INVESTMENT COMPANIES (0.9%)
India (0.9%)
Morgan Stanley Growth Fund
(Cost $1,744)	(d)	9,491,200	4,768

		Face Amount
		(000)
SHORT-TERM INVESTMENT (3.2%)
United States (3.2%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $16,536 (Cost $16,536)	(e)	$16,536	16,536
TOTAL INVESTMENTS+ (99.7%) (Cost $427,375)			518,173
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)			1,523
NET ASSETS (100%)			$519,696

(a)                                  Non-income producing security

(b)                                 Security was valued at fair value — At March 31, 2005, the Fund held $9,723,000 of fair valued securities, representing 1.9% of net assets.

(c)                                  144A Security - Certain conditions for public sale mas exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of 1,744,059, is advised by an affiliated of the Adviser. During the period ended March 31, 2005, there were no purchases or sales of this security.

The Fund did not derived any income from this security during the period ended March 31, 2005.

(e)                                  Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation, Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $427,375,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $90,798,000 of which $124,262,000 related to appreciated securities and $33,464,000 related to depreciated securities.

GDR                Global Depository Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Valu (000)	Unrealized Appreciation (Depreciation) (000)
AUD	1,152	$890	4/1/2005	USD	889	$889	$(1)
USD	1,250	1,250	4/4/2005	AUD	1,620	1,251	1
		$2,140				$2,140	$—	@

AUD                    - Australian Dollar

USD                       - U.S. Dollar

@                                    - Amount is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005